Investments in Equity Method Investees	12 Months Ended
Dec. 31, 2023
Investments in Equity Method Investees [Abstract]
INVESTMENTS IN EQUITY METHOD INVESTEES
11.	INVESTMENTS IN EQUITY METHOD INVESTEES

As of December 31, 2023 and 2022, the Company’s investments in equity investments were comprised of investment in one limited partnership, Ningbo Meishan Xinaishan Equity Investment Limited Partnership. The carrying balance of the equity method investment as of December 31, 2023 and 2022 are $1,145,404 and $1,179,300, respectively.

On November 5, 2020, the Company entered into a five-year partnership agreement to invest $1,217,039, for 28% partnership interest in the limited partnership. The funds raised by the limited partnership are invested in one PRC private company engaged in immunotherapy. For the years ended December 31, 2023, 2022 and 2021, equity investment loss of $229, $80, and $13,758 have been recorded in other income, net for the Company’s share of the operating loss of the limited partnership. As of December 31, 2023 and 2022, no significant impairment indicators have been noted in connection with the investment.